Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued and other liabilities summary

Accrued and other liabilities are summarized as follows (in thousands):

	December 31,
	2015	2014
Accrued interest	$12,253	$11,312
Accrued compensation	5,476	4,052
Warranty reserve	3,333	1,528
Infrastructure obligations	5,799	4,671
Contingent consideration	7,083	2,404
Other	4,882	4,167
Total	$38,826	$28,134